Decommissioning Liabilities - Summary of Decommissioning Provision (Detail) $ in Millions	9 Months Ended
Sep. 30, 2023 CAD ($)
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Beginning balance	$ 3,559
Liabilities Incurred	12
Liabilities acquired	5
Liabilities Settled	(156)
Liabilities disposed	(5)
Change in Estimated Future Cash Flows	32
Unwinding of Discount on Decommissioning Liabilities (Note 4)	165
Exchange Rate Movements	(9)
Ending balance	$ 3,603